Equity Financing Transactions of the Daughter Companies (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2016 shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 USD ($) company shares	Jun. 30, 2016 USD ($)	May 31, 2017
Subsidiary, Sale of Stock [Line Items]
Number of publicly traded companies | company			2
Net Proceeds Received from Non-controlling Interests			$ 8,521	$ 168,752
Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Ownership percentage					50.00%
Teekay Offshore | Teekay Parent
Subsidiary, Sale of Stock [Line Items]
Loan due to affiliates		$ 200,000	$ 200,000
Teekay Offshore | Common Stock
Subsidiary, Sale of Stock [Line Items]
Payment in kind units (in units) | shares	2,200,000
Teekay Offshore | Common Stock | Teekay Parent | Payment in Kind
Subsidiary, Sale of Stock [Line Items]
Payment in kind units (in units) | shares		1,700,000
Teekay Offshore | General Partner
Subsidiary, Sale of Stock [Line Items]
Proportionate capital contribution percentage			2.00%
Continuous Offering Program | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares			3,800,000,000
Total Proceeds Received			$ 8,826
Less: Teekay Corporation Portion			0
Offering Expenses		$ (305)	(305)
Net Proceeds Received from Non-controlling Interests			$ 8,521
Private Placement | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares			2,155,172,000
Total Proceeds Received			$ 5,000
Less: Teekay Corporation Portion			(5,000)
Offering Expenses		0	0
Net Proceeds Received from Non-controlling Interests			$ 0
Private Placement | Teekay Offshore
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares			6,330,785,000
Total Proceeds Received			$ 29,332
Less: Teekay Corporation Portion			(16,675)
Offering Expenses		(212)	(212)
Net Proceeds Received from Non-controlling Interests			$ 12,445
Direct Equity Placement | Teekay Tankers
Subsidiary, Sale of Stock [Line Items]
Number of shares / units (in shares) | shares			13,775,224,000
Total Proceeds Received			$ 25,897
Less: Teekay Corporation Portion			(25,897)
Offering Expenses		$ 0	0
Net Proceeds Received from Non-controlling Interests			$ 0